CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenue	¥ 135,875,140	$ 21,321,774	¥ 625,488	¥ 343,077
Sales taxes				(1,582)
Total net revenues	135,875,140	21,321,774	625,488	341,495
Total cost	(88,034,503)	(13,814,534)	(814,136)	(1,342,266)
Gross (loss) profit	47,840,637	7,507,240	(188,648)	(1,000,771)
Operating (expenses) income:
Product development	(1,917,562)	(300,907)	(2,438,095)	(13,090,530)
Sales and marketing	(22,039,467)	(3,458,473)	(646,492)	(2,114,519)
General and administrative	(293,152,801)	(46,002,072)	(108,747,919)	(113,867,000)
Impairment on other long-lived assets			(6,515,200)	(34,881,000)
Impairment on cryptocurrency	(50,887,472)	(7,985,355)
Impairment on equipment	(11,639,246)	(1,826,452)		0
Impairment on advance and other assets			(20,371,500)
Gain on disposal of subsidiaries	15,015,770	2,356,302	475,588,803	1,206,925
Total operating (expenses) income	(364,620,778)	(57,216,957)	336,869,597	(162,746,124)
Other operating income, net			27,358	30,240
(Loss) income from operations	(316,780,141)	(49,709,717)	336,708,307	(163,716,655)
Impairment on equity investments	(7,599,505)	(1,192,528)	(1,172,755)	(4,666,128)
(Impairment) gain on other investments	17,245,513	2,706,198	(18,000,000)	(3,791,039)
Impairment on other advances				(5,980,788)
Interest income			429,732	18,576
Interest expense	(119,174,037)	(18,701,007)	(4,070,179)	(34,501,556)
Fair value change on warrants liability			37,851	1,292,244
Gain from change in fair value of convertible feature derivative liability	62,246,860	9,767,891
Gain on disposal of equity investee and available-for-sale investments			174,295	694,628
Gain on disposal of other investments			2,818,643	13,430,588
Gain on extinguishment of convertible notes			56,755,902	0
Gain on waiver of interest-free loan			35,397,500	0
Foreign exchange loss	(6,449,136)	(1,012,010)	(8,319,669)	(5,474,002)
Other (expenses) income, net	(44,589,670)	(6,997,093)	2,005,143	9,372,652
(Loss) income before income tax expense and share of loss in equity method investments	(415,100,116)	(65,138,266)	402,764,770	(193,321,480)
Income tax expense	0	0	(7,165,097)	0
Share of loss in equity method investments	(1,725,152)	(270,714)	(2,165,935)	(2,847,260)
Net (loss) income	(416,825,268)	(65,408,980)	393,433,738	(196,168,740)
Net loss attributable to noncontrolling interest	(5,590,513)	(877,273)	(3,259,528)	(13,517,983)
Net loss attributable to redeemable noncontrolling interest	0	0	(1,190,122)	(4,855,589)
Net (loss) income attributable to The9 Limited	(411,234,755)	(64,531,707)	397,883,388	(177,795,168)
Change in redemption value of redeemable noncontrolling interest	0	0	(1,190,122)	(12,827,598)
Net (loss) income attributable to holders of ordinary shares	(411,234,755)	(64,531,707)	396,693,266	(190,622,766)
Other comprehensive (loss) income, net of tax:
Currency translation adjustments	3,984,443	625,246	3,516,774	(793,531)
Total comprehensive (loss) income	(412,840,825)	(64,783,734)	396,950,512	(196,962,271)
Comprehensive (loss) income attributable to:
Noncontrolling interest	(5,590,513)	(877,273)	13,157,497	(19,738,118)
Redeemable noncontrolling interest			(1,190,122)	(4,855,589)
The9 Limited	¥ (407,250,312)	$ (63,906,461)	¥ 384,983,137	¥ (172,368,564)
Net (loss) income per share attributable to holders of ordinary shares
Earnings per share, Basic | (per share)	¥ (0.83)	$ (0.13)	¥ 2.42	¥ (1.79)
Earnings per share, Diluted | (per share)	¥ (0.83)	$ (0.13)	¥ 2.42	¥ (1.79)
Weighted average number of shares outstanding:
Weighted average number of shares outstanding, Basic | shares	495,304,894	495,304,894	163,599,920	106,407,008
Weighted average number of shares outstanding, Diluted | shares	495,304,894	495,304,894	163,599,920	106,407,008
Cryptocurrency Mining Revenue
Revenues:
Revenue	¥ 134,122,954	$ 21,046,818
Total cost	(83,449,749)	(13,095,087)
Online game services and other revenues
Revenues:
Revenue	1,752,186	274,956	¥ 625,488	¥ 343,077
Total cost	¥ (4,584,754)	$ (719,447)	¥ (814,136)	¥ (1,342,266)